Consolidated Statements Of Profit Or Loss And Other Comprehensive Income (Parenthetical) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Income generated from related parties	$ 105,448,459	$ 128,419,020	$ 46,046,698
Disposal gain generated from related parties	$ 125,112,176	$ 82,948,508	$ 0